Income Tax Expenses - Reconciliation between Income Tax Expenses Computed by Applying PRC Enterprise Tax Rate Before Income Taxes and Actual Provision (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Income from operations in the PRC	¥ 200,941		¥ 321,090	¥ 93,910
(Loss) income from overseas entities	16,826		17,930	(4,499)
Income before income tax expenses	217,767	$ 33,374	339,020	89,411
Tax expense at PRC enterprise income tax rate of 25%	54,442		84,755	22,353
Income tax on tax holiday	(31,074)		(31,493)	(9,632)
Tax effect of permanence differences	(16,895)		(12,147)	(7,871)
Change in valuation allowance	29,780		1,592	602
Effect of share-based compensation	10,830		6,475	17,492
Effect of income tax in jurisdictions other than the PRC	(3,762)		(3,992)	1,117
Income tax expenses	¥ 43,321	$ 6,639	¥ 45,190	¥ 24,061